Cover	Oct. 20, 2025
Document Information [Line Items]
Document Type	8-K
Entity File Number	001-41715
Entity Registrant Name	Beneficient
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	72-1573705
Entity Address, Address Line One	325 North St. Paul Street
Entity Address, Address Line Two	Suite 4850
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	445-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Period End Date	Oct. 20, 2025
Entity Central Index Key	0001775734
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.001 per share
Trading Symbol	BENF
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	BENFW
Security Exchange Name	NASDAQ